Credit risk - Movement in gross exposures and impairment allowance (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of ECL movement to impairment charge/(release) for the period
Total income statement charge for the period	£ 875	£ 831
Financial guarantee contracts
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(52)	(18)
Total loans and advances at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	144,827
Write-offs	(577)	(585)
Ending balance	142,103
Reconciliation of ECL movement to impairment charge/(release) for the period
Post write-off recoveries	21	14
Net write-offs	556	£ 571
Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	132,198
Ending balance	130,124
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	10,591
Ending balance	9,824
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	2,038
Ending balance	2,155
Retail mortgages | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	4,956
Ending balance	4,933
Retail mortgages | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	4,529
Ending balance	4,600
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	149
Ending balance	101
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	278
Ending balance	232
Retail credit cards | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	19,749
Ending balance	17,882
Retail credit cards | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	17,295
Ending balance	15,678
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	2,146
Ending balance	1,912
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	308
Ending balance	292
Retail other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	3,918
Ending balance	4,001
Retail other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	3,324
Ending balance	3,570
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	403
Ending balance	257
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	191
Ending balance	174
Corporate loans | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	116,204
Ending balance	115,287
Corporate loans | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	107,050
Ending balance	106,276
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	7,893
Ending balance	7,554
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,261
Ending balance	1,457
ECL movement on debt securities at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	50,227
Ending balance	54,605
ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	47,068
Ending balance	53,908
ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	3,159
Ending balance	697
ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	0
Ending balance	0
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	148,247
Ending balance	145,354
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	132,689
Ending balance	130,588
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	11,654
Ending balance	10,839
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	3,904
Ending balance	3,927
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	4,997
Business activity in the period	297
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	57
Final repayments	(373)
Disposals	(10)
Write-offs	(8)
Ending balance	4,960
Gross exposure | Retail mortgages | Stage 1
Loans and advances at amortised cost
Opening balance	4,537
Business activity in the period	275
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	66
Final repayments	(336)
Disposals	0
Write-offs	0
Ending balance	4,605
Gross exposure | Retail mortgages | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	150
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Final repayments	(8)
Disposals	(1)
Write-offs	0
Ending balance	101
Gross exposure | Retail mortgages | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	310
Business activity in the period	22
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(11)
Final repayments	(29)
Disposals	(9)
Write-offs	(8)
Ending balance	254
Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	(82)
Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	82
Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	117
Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(117)
Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(19)
Gross exposure | Retail mortgages | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(20)
Gross exposure | Retail mortgages | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	39
Gross exposure | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	47
Gross exposure | Retail mortgages | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	13
Gross exposure | Retail mortgages | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(60)
Gross exposure | Retail mortgages | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	4,997
Disposals	(10)
Ending balance	4,960
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	4,537
Ending balance	4,605
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	150
Ending balance	101
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	310
Ending balance	254
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	22,306
Business activity in the period	654
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,055)
Final repayments	(38)
Disposals	(173)
Write-offs	(441)
Ending balance	20,253
Gross exposure | Retail credit cards | Stage 1
Loans and advances at amortised cost
Opening balance	17,629
Business activity in the period	625
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,760)
Final repayments	(32)
Disposals	0
Write-offs	0
Ending balance	15,975
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	2,953
Business activity in the period	29
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(91)
Final repayments	(6)
Disposals	0
Write-offs	0
Ending balance	2,663
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,724
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(204)
Final repayments	0
Disposals	(173)
Write-offs	(441)
Ending balance	1,615
Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	(1,181)
Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	1,181
Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	884
Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(884)
Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(195)
Gross exposure | Retail credit cards | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(524)
Gross exposure | Retail credit cards | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	719
Gross exposure | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	5
Gross exposure | Retail credit cards | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	5
Gross exposure | Retail credit cards | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(10)
Gross exposure | Retail credit cards | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	22,306
Disposals	(173)
Ending balance	20,253
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	17,629
Ending balance	15,975
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	2,953
Ending balance	2,663
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,724
Ending balance	1,615
Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	3,949
Business activity in the period	900
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	918
Final repayments	(1,728)
Disposals	0
Write-offs	(3)
Ending balance	4,036
Gross exposure | Retail other | Stage 1
Loans and advances at amortised cost
Opening balance	3,329
Business activity in the period	895
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	774
Final repayments	(1,368)
Disposals	0
Write-offs	0
Ending balance	3,582
Gross exposure | Retail other | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	404
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	86
Final repayments	(249)
Disposals	0
Write-offs	0
Ending balance	260
Gross exposure | Retail other | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	216
Business activity in the period	5
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	58
Final repayments	(111)
Disposals	0
Write-offs	(3)
Ending balance	194
Gross exposure | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	(112)
Gross exposure | Retail other | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	112
Gross exposure | Retail other | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	63
Gross exposure | Retail other | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(63)
Gross exposure | Retail other | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(22)
Gross exposure | Retail other | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(30)
Gross exposure | Retail other | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	52
Gross exposure | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	23
Gross exposure | Retail other | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(23)
Gross exposure | Retail other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	3,949
Ending balance	4,036
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	3,329
Ending balance	3,582
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	404
Ending balance	260
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	216
Ending balance	194
Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	116,995
Business activity in the period	17,788
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(73)
Final repayments	(18,356)
Disposals	(124)
Write-offs	(125)
Ending balance	116,105
Gross exposure | Corporate loans | Stage 1
Loans and advances at amortised cost
Opening balance	107,194
Business activity in the period	16,262
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	267
Final repayments	(16,762)
Disposals	(1)
Write-offs	0
Ending balance	106,426
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	8,147
Business activity in the period	1,236
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(166)
Final repayments	(1,428)
Disposals	(2)
Write-offs	0
Ending balance	7,815
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,654
Business activity in the period	290
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(174)
Final repayments	(166)
Disposals	(121)
Write-offs	(125)
Ending balance	1,864
Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	(1,916)
Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	1,916
Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	1,582
Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(1,582)
Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(263)
Gross exposure | Corporate loans | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(317)
Gross exposure | Corporate loans | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	580
Gross exposure | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	63
Gross exposure | Corporate loans | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	11
Gross exposure | Corporate loans | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(74)
Gross exposure | Corporate loans | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	116,995
Disposals	(124)
Ending balance	116,105
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	107,194
Ending balance	106,426
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	8,147
Ending balance	7,815
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,654
Ending balance	1,864
Gross exposure | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	169,600
Ending balance	201,200
Gross exposure | ECL movement on other financial assets | Stage 1
Loans and advances at amortised cost
Opening balance	168,300
Ending balance	200,200
Gross exposure | ECL movement on other financial assets | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	1,100
Ending balance	900
Gross exposure | ECL movement on debt securities at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	50,247
Ending balance	54,626
Gross exposure | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	47,077
Ending balance	53,918
Gross exposure | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	3,170
Ending balance	708
Gross exposure | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	0
Ending balance	0
ECL
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(73)
ECL charge on assets held for sale	105
Total exchange and other adjustments	283
ECL | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(3)
ECL | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(16)
ECL | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(54)
ECL | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	580
ECL | Total loans and advances at amortised cost | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(26)
ECL | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(45)
ECL | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	651
ECL | Total loans and advances at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(3,420)
Ending balance	(3,251)
ECL | Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(491)
Ending balance	(464)
ECL | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(1,063)
Ending balance	(1,015)
ECL | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(1,866)
Ending balance	(1,772)
ECL | Retail mortgages
Loans and advances at amortised cost
Opening balance	(41)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Final repayments	1
Disposals	6
Write-offs	8
Ending balance	(27)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
ECL | Retail mortgages | Stage 1
Loans and advances at amortised cost
Opening balance	(8)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5
Final repayments	0
Disposals	0
Write-offs	0
Ending balance	(5)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(3)
ECL | Retail mortgages | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(1)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	1
Write-offs	0
Ending balance	0
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
ECL | Retail mortgages | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(32)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Final repayments	1
Disposals	5
Write-offs	8
Ending balance	(22)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	3
ECL | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(2)
ECL | Retail mortgages | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail mortgages | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	2
ECL | Retail mortgages | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(41)
Ending balance	(27)
ECL | Retail mortgages | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(8)
Ending balance	(5)
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(1)
Ending balance	0
ECL | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(32)
Ending balance	(22)
ECL | Retail credit cards
Loans and advances at amortised cost
Opening balance	(2,557)
Business activity in the period	(21)
Refinements to models used for calculation	32
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(411)
Final repayments	3
Disposals	142
Write-offs	441
Ending balance	(2,371)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	397
ECL | Retail credit cards | Stage 1
Loans and advances at amortised cost
Opening balance	(334)
Business activity in the period	(12)
Refinements to models used for calculation	(14)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	214
Final repayments	2
Disposals	0
Write-offs	0
Ending balance	(297)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(37)
ECL | Retail credit cards | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(807)
Business activity in the period	(9)
Refinements to models used for calculation	47
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(368)
Final repayments	1
Disposals	0
Write-offs	0
Ending balance	(751)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(56)
ECL | Retail credit cards | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(1,416)
Business activity in the period	0
Refinements to models used for calculation	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(257)
Final repayments	0
Disposals	142
Write-offs	441
Ending balance	(1,323)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	490
ECL | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	40
ECL | Retail credit cards | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(40)
ECL | Retail credit cards | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	(198)
ECL | Retail credit cards | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	198
ECL | Retail credit cards | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	9
ECL | Retail credit cards | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	231
ECL | Retail credit cards | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(240)
ECL | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail credit cards | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(4)
ECL | Retail credit cards | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(4)
ECL | Retail credit cards | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	8
ECL | Retail credit cards | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(2,557)
Ending balance	(2,371)
ECL | Retail credit cards | Financial assets at amortised cost | US
Loans and advances at amortised cost
Refinements to models used for calculation	32
ECL | Retail credit cards | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(334)
Ending balance	(297)
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(807)
Ending balance	(751)
ECL | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(1,416)
Ending balance	(1,323)
ECL | Retail other
Loans and advances at amortised cost
Opening balance	(31)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(14)
Final repayments	7
Disposals	0
Write-offs	3
Ending balance	(35)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	7
ECL | Retail other | Stage 1
Loans and advances at amortised cost
Opening balance	(5)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8)
Final repayments	2
Disposals	0
Write-offs	0
Ending balance	(12)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	7
ECL | Retail other | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(1)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2)
Final repayments	0
Disposals	0
Write-offs	0
Ending balance	(3)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	2
ECL | Retail other | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(25)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Final repayments	5
Disposals	0
Write-offs	3
Ending balance	(20)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(2)
ECL | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(1)
ECL | Retail other | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Retail other | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	1
ECL | Retail other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(31)
Ending balance	(35)
ECL | Retail other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(5)
Ending balance	(12)
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(1)
Ending balance	(3)
ECL | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(25)
Ending balance	(20)
ECL | Corporate loans
Loans and advances at amortised cost
Opening balance	(791)
Business activity in the period	(68)
Refinements to models used for calculation	14
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(208)
Final repayments	86
Disposals	24
Write-offs	125
Ending balance	(818)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	176
ECL | Corporate loans | Stage 1
Loans and advances at amortised cost
Opening balance	(144)
Business activity in the period	(22)
Refinements to models used for calculation	8
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	16
Final repayments	13
Disposals	1
Write-offs	0
Ending balance	(150)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	7
ECL | Corporate loans | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(254)
Business activity in the period	(26)
Refinements to models used for calculation	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(66)
Final repayments	33
Disposals	2
Write-offs	0
Ending balance	(261)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	9
ECL | Corporate loans | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(393)
Business activity in the period	(20)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(158)
Final repayments	40
Disposals	21
Write-offs	125
Ending balance	(407)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	160
ECL | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	9
ECL | Corporate loans | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(9)
ECL | Corporate loans | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	(32)
ECL | Corporate loans | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	32
ECL | Corporate loans | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	2
ECL | Corporate loans | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	22
ECL | Corporate loans | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(24)
ECL | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
ECL | Corporate loans | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(1)
ECL | Corporate loans | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(1)
ECL | Corporate loans | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	2
ECL | Corporate loans | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(791)
Ending balance	(818)
ECL | Corporate loans | Financial assets at amortised cost | Barclays Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation	14
ECL | Corporate loans | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(144)
Ending balance	(150)
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(254)
Ending balance	(261)
ECL | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(393)
Ending balance	(407)
ECL | ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(15)
ECL | ECL movement on loan commitments and other financial guarantees | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(4)
ECL | ECL movement on loan commitments and other financial guarantees | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(7)
ECL | ECL movement on loan commitments and other financial guarantees | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(4)
ECL | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	(150)
Ending balance	(144)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(6)
ECL | ECL movement on other financial assets | Stage 1
Loans and advances at amortised cost
Opening balance	(17)
Ending balance	(21)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	4
ECL | ECL movement on other financial assets | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(7)
Ending balance	(4)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(3)
ECL | ECL movement on other financial assets | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(7)
ECL | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	1
ECL | ECL movement on debt securities at amortised cost | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	1
ECL | ECL movement on debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
ECL | ECL movement on debt securities at amortised cost | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
ECL | ECL movement on debt securities at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(20)
Ending balance	(21)
ECL | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(9)
Ending balance	(10)
ECL | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(11)
Ending balance	(11)
ECL | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	0
Ending balance	£ 0